Large Company Value Portfolio
Large Company Value Portfolio – Summary
INVESTMENT OBJECTIVE
The Portfolio’s investment objective is to seek long-term capital growth.
Income is a secondary objective.
FEES AND EXPENSES OF THE PORTFOLIO
The table below describes the fees and expenses that you may pay when you buy and hold interests in a separate account that invests in shares of the Portfolio as a result of your purchase of a variable annuity contract or life insurance policy. The fees and expenses shown in the table and Example do not reflect fees and expenses separately charged by variable annuity contracts or variable life insurance policies. If the fees and expenses separately charged by variable annuity contracts and variable life insurance policies were included, the fees and expenses shown in the table and the Example would be higher.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Large Company Value Portfolio
Shareholder Fees (fees paid directly from your investment)

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses		Large Company Value Portfolio
Management Fee		0.71%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.07%
Total Annual Portfolio Operating Expenses		0.78%
Fee Waiver	[1]	(0.03%)
Total Annual Portfolio Operating Expenses	[1][2]	0.75%
[1]	The Portfolio's investment adviser has entered into a written agreement to waive a portion of its management fee. This fee waiver agreement may be terminated by the adviser at any time after April 30, 2015.
[2]	After Fee Waiver

Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Large Company Value Portfolio	77	246	430	963

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 49.12% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Portfolio invests primarily in larger companies. Accordingly, the Portfolio will normally have at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies comprising the Russell 1000® Index. As of December 31, 2013, the market capitalization range of the Russell 1000® Index was $700 million to $500 billion. From time to time, the Portfolio also may invest in companies outside this market capitalization range.

The adviser looks for stocks of companies that it believes are undervalued at the time of purchase. The adviser uses a value investment strategy that looks for companies that are temporarily out of favor in the market. The adviser attempts to purchase the stocks of these undervalued companies and hold each stock until it has returned to favor in the market and the price has increased to, or is higher than, a level the adviser believes more accurately reflects the fair value of the company.

Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, the adviser looks for companies with earnings, cash flows and/or assets that may not be reflected accurately in the companies’ stock prices. The adviser also may consider whether the companies’ securities have a favorable income-paying history and whether income payments are expected to continue or increase.

While most assets will be invested in U.S. common stocks, other securities may also be purchased, including preferred stocks, warrants and securities convertible into common or preferred stocks, in keeping with the Portfolio’s objectives. When the adviser believes it is prudent, the Portfolio may invest a portion of its assets in foreign securities and American Depositary Receipts (up to 20% of net assets), and utilize forwards and futures for cash management purposes or to hedge foreign currency exposure.

The adviser may sell stocks from the Portfolio if it believes a stock no longer meets established valuation criteria.
PRINCIPAL RISKS
Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio. There can be no assurance that the Portfolio will achieve its objective. The main risks of investing in this Portfolio are identified below.
  Active Management Risk – The adviser’s investment strategies and techniques may not perform as expected which could cause the Portfolio to underperform other mutual funds or lose money. Also, an actively managed Portfolio using a value style of investing, such as the Portfolio, may underperform when the market does not favor the particular style used by the Portfolio. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment.
  Derivatives Risk – The value of a derivative generally depends upon, or is derived from, an underlying asset, reference rate or index. The primary risks associated with the Portfolio’s use of derivatives are the risk that the counterparty to a derivatives transaction fails to make the required payment or otherwise comply with the terms of the contract, the risk that changes in the value of the derivatives may not correlate as intended with the underlying asset, rate or index, the risk of adverse price movements in the market, and the risk of missed opportunities in other investments. Certain derivatives involve leverage, which could cause the Portfolio to lose more than the principal amount invested. Other risks include management, interest rate, and liquidity risks.
  Equity Securities Risk – The value of equity securities, such as common and preferred stocks, could decline if the financial condition of the companies the Portfolio is invested in declines or if overall market and economic conditions deteriorate. Equity securities generally have greater price volatility than fixed income securities. Investments in rights and warrants may be more volatile than the underlying investments in stocks.
  Foreign Investing Risk – Investing in foreign securities may subject the Portfolio to more rapid and extreme changes in value or more losses than a fund that invests exclusively in U.S. securities. This risk is due to potentially smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, political and economic conditions, or diplomatic developments. Foreign securities may be adversely affected by decreases in foreign currency values relative to the U.S. dollar and may be less liquid, more volatile, and harder to value than U.S. securities. The Portfolio’s investments in emerging markets heighten these risks due to a lack of established legal, political, business and social frameworks to support securities markets.
  Large Cap Company Risk – Investing in large cap stocks could cause the Portfolio to underperform in markets favoring faster growing companies. Large cap stocks tend to be more mature with fewer opportunities to grow and may not have the same growth potential as stocks with smaller capitalizations.
  Market Risk – The risk that the market price of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.
  Mid Cap Company Risk – Investing in mid cap stocks may cause greater risk of loss and price fluctuation than investing in stocks of larger cap companies due to a more limited track record, narrower product markets, more limited resources and less liquid trading markets. These stocks may be more volatile and more difficult to buy and sell than stocks with larger capitalizations.
  Underlying Portfolio Risk – The Portfolio may serve as an investment option, or “Underlying Portfolio,” for other portfolios of Northwestern Mutual Series Fund, Inc. that are managed as “fund of funds.” As a result, from time to time, the Portfolio may experience relatively large investments or redemptions from those other portfolios and could be required to invest cash or sell securities at a time when it is not advantageous to do so.

PERFORMANCE
The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio’s average annual total return over certain time periods and compares the Portfolio’s returns with those of a broad measure of market performance as well as with the average returns of a peer group of portfolios underlying variable insurance products with similar characteristics to those of the Portfolio. Returns are based on past results and are not an indication of future performance. Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.

Best Qtr: 3rd – ‘09 16.05% Worst Qtr: 4th – ‘08 -21.19%
Average Annual Total Return (for periods ended December 31, 2013)
Average Annual Total Returns	1Yr	5Yrs	Since Inception	Inception Date
Large Company Value Portfolio	31.29%	15.76%	3.11%	Apr. 30, 2007
Large Company Value Portfolio Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	32.53%	16.67%	3.98%	Apr. 30, 2007
Large Company Value Portfolio Lipper® Variable Insurance Products (VIP) Large Cap Value Funds Average	32.99%	16.70%		Apr. 30, 2007